Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary Of Accumulated Other Comprehensive Income Loss

	Foreign currency translation adjustment	Unrealized gains on available-for-sales investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	7,126	—	7,126
Other comprehensive income	1,723	—	1,723

Balance as of December 31, 2018	8,849	—	8,849
Other comprehensive income	1,346	—	1,346

Balance as of December 31, 2019	10,195	—	10,195
Other comprehensive (loss)/income	(9,974)	1,729	(8,245)

Balance as of December 31, 2020	221	1,729	1,950

Balance as of December 31, 2020 (US$)	34	265	299